Commitments and Contingencies (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 06, 2019	Jan. 01, 2019	Jun. 30, 2017	Aug. 20, 2007	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2015
Commitments and Contingencies (Textual)
Rent expense					$ 114,800	$ 95,500
Lease expiration date								Dec. 31, 2023
Description of settlement agreement	The Company entered into a settlement agreement in which Babul relinquished his 303,392 shares in Relmada, signed a consulting contract and Relmada committed to a $500,000 initial payment and four subsequent payments of $250,000 on March 31, 2019, June 30, 2019 , September 30, 2019 and December 31, 2019.
Loss on settlement					1,105,590
Cash payments					1,500,000
Fair value of relinquished					$ 394,410
Licensing Agreements [Member]
Commitments and Contingencies (Textual)
Rent expense		$ 7,500
Lease term, description		The lease period is for one year.
Licensing Agreements [Member]
Commitments and Contingencies (Textual)
Rent expense			$ 8,294				$ 9,454
Lease term, description			The lease contract periods were for 6 month periods
Description of rights granted to license agreement					In consideration of the rights granted to Relmada under the License Agreement, Relmada paid the Licensor an upfront, non-refundable license fee of $180,000. Additionally, Relmada will pay Licensor $45,000 every three months until the earliest to occur of the following events: (i) the first commercial sale of a licensed product anywhere in the world, (ii) the expiration or invalidation of the last to expire or be invalidated of the patent rights anywhere in the world, or (iii) the termination of the License Agreement. Relmada will also pay Licensor tiered royalties with a maximum rate of 2%, decreasing to 1.75%, and 1.5% in certain circumstances, on net sales of licensed products covered under the License Agreement. Relmada will also pay Licensor tiered payments up to a maximum of 20%, and decreasing to 17.5%, and 15% in certain circumstances, of all consideration received by Relmada for sublicenses granted under the License Agreement.
Licensing Agreements [Member] | Wonpung [Member]
Commitments and Contingencies (Textual)
Lease term, description				The terms of each licensing agreement will expire on the earlier of any time from 15 years to 20 years after licensing or on the date of commercial availability of a generic product to such licensed product in the licensed territory.
Upfront license fee				$ 1,500,000
Business acquisition, description				(A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product by sublicensee, the higher of (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 or $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively. As of June 30, 2019, the Company has not generated any revenue related to this license agreement.
Net sales rate				12.00%